Expenses - Summary of Finance Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expense By Nature [Abstract]
(Gain) loss on revaluation of warrant liabilities	$ (1,338)	$ 1,308
Accretion of provision for site reclamation and closure and other provisions	250	67
Offering expense	57	65
Interest on loan facility and equipment financing	6	597
Accretion of loan facility		736
Accretion on extinguished liability		141
Interest on debenture		43
Finance expense, net	$ (1,025)	$ 2,957